Stockholders' Equity, Policy [Policy Text Block]	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes
Stockholders' Equity, Policy

NOTE 6 – STOCKHOLDERS’ EQUITY

During the quarter ended March 31, 2014 the Company has sold 4,640,000 Units consisting of one share of common stock and a warrant to purchase 0.75 of share for cash pursuant to private placement agreement at the price of $0.25 per share.  As a result of this transaction, the Company issued 4,640,000 shares of common stock and 3,480,000 warrants to purchase our common stock for five years at $0.25 per share.  The Company issued 1,000,000 shares and paid $110,000 in cash in a finder’s fee in connection with this transaction.

During the quarter ended March 31, 2014 the Company has issued 4,660,000 Units consisting of one share of common stock and a warrant to purchase 0.75 of share for in satisfaction of accrued liabilities at the price of $0.25 per share.  As a result of this transaction, the Company issued 4,660,000 shares of common stock and 3,495,000 warrants to purchase our common stock for five years at $0.25 per share.  The Units were issued on the same terms as the Units issued in connection with the private placement transaction.

The assumptions used to estimate the fair value of the warrants using the Black-Scholes pricing model were as follows:

Issue Date	March 21, 2014
Expected volatility	208.65%
Expected term	2.5 years
Risk-free interest rate	1.73%
Expected dividend yield	$0

As of March 31, 2014, the Company had 6,975,000 warrants to purchase common stock.  All outstanding warrants have a weighted average price of $0.25 per share and have a weighted average remaining life of 5 years.

The following table summarizes warrants that are issued, outstanding and exercisable

		Warrants Issued & Outstanding
Exercise	Expiration	March 31	December 31
Price	Date	2014	2013

$0.25	March 14, 2019	3,495,000	-
$0.25	March 21, 2019	3,480,000	-

		6,975,000	-

During the quarter ended March 31, 2014 the Company issued a total of 1,073,000 shares of common stock to employees and consultants for services rendered at the price of $0.25 per share.

During the quarter ended March 31, 2014 the Company issued 321,628 shares of common stock to vendors in satisfaction of accounts payable and accrued liabilities at the price of $0.25 per share.

NOTE 6 – STOCKHOLDERS’ EQUITY

During the years ended December 31, 2013 and 2012, an officer of the Company has contributed various administrative services to the Company. These services include basic management and accounting services, and utilization of office space and equipment. These services have been valued at $500 per month of service and have been recorded as capital contributions of $-0- and $3,000 as of the periods ending December 31, 2013 and December 31, 2012, respectively.  In May 2012 the CEO left the Company.  The new CEO’s compensation is documented in Note 3.

As stated above in Note 3, on May 22, 2012 pursuant to a patent acquisition agreement, the Company issued 10,000,000 shares of common stock valued at $0.005 per share to a Company officer in exchange for patent rights contributed, and forgiveness of debt to a related party of $50,000.  Also pursuant to the patent acquisition agreement, the Company issued an additional 10,000,000 shares of common stock to a third party in exchange for services, valued also at $0.005 per share.

Subscription Payable

In December 2013 the Company received a deposit of $2,000 for the purchase of the Company’s common stock.  The Board approved this issue in March 2014.